ACCOUNTS RECEIVABLE (Details)	12 Months Ended
	Dec. 31, 2022 CAD ($) Customer	Dec. 31, 2021 CAD ($)	Dec. 31, 2020 CAD ($)
Accounts receivables [Abstract]
Accounts receivable	$ 237,506	$ 202,050
Bad debt expense	$ 0	$ 59,307	$ 0
Concentration risks [Abstract]
Number of customers | Customer	1
Percentage of account receivable	32.00%	60.00%
One Major Customer [Member]
Concentration risks [Abstract]
Percentage of account receivable	32.00%	55.00%
Percentage of total revenue	89.00%	97.00%